--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------


     1995
     1995
     1995
     1995
     1995



                         The Inefficient-
                         Market
                         Fund, Inc.

                         -------------------------------------------------------

                         December 31, 1995






                  [LOGO] Smith Barney Mutual Funds
                         Investing for your future.
                         Every day.

--------------------------------------------------------------------------------
                        The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for the year ended December 31, 1995 for The Inefficient-Market Fund, Inc. A more detailed summary of portfolio performance can be found in the appropriate sections that follow in the annual report. In 1995, strong corporate gains, low inflation and falling interest rates combined to produce the best year for U.S. equities in over two decades. The Inefficient-Market Fund achieved a respectable 18.5% total return during this period. As of December 31, 1995, the Fund's net asset value was $12.15 after accounting for a $1.94 per share capital gains distribution paid in December.

On June 8, 1995, The Inefficient-Market Fund commenced a share repurchase plan. As of December 31, 1995, 59,050 shares of the Fund have been repurchased.


Economic and Market Overview

The U.S. economy turned in a mixed performance in 1995, losing momentum at year end as consumer spending slowed. Despite the lackluster economic environment, improved corporate productivity helped more than half of all major public companies report unexpected positive earnings. The Federal Reserve's easing of monetary policy was the catalyst for a sharp decline in interest rates, and provided critical support for values in the stock market.

During the first half of 1995, cyclical stocks in the industrial and basic industry sector led the market higher. As signs of economic weakness emerged in late summer, investors began to invest in less economically-sensitive industry groups on expectations of better relative earnings in 1996. Health care stocks advanced sharply, as did many food and beverage industry stocks. Technology stocks, which led the stock market early in the year, experienced a dramatic sell-off during the fall on signs of inventory build-up and slowing corporate earnings growth rates.

Despite superior earnings growth, smaller company stocks underperformed blue chip issues during 1995. The Russell 2500 Index (which includes the smallest 2,500 publicly traded companies out of a universe of 3,000 publicly traded U.S. firms) generated a total return of 31.7% (with dividends reinvested). In comparison, the Standard & Poor's 500 Stock Index, an unmanaged capitalization-weighted measure of 500 widely held common stocks, produced a total return of 37.6%.

Portfolio Review

In July 1995, The Travelers Investment Management Company (TIMCO) assumed investment responsibilities for The Inefficient-Market Fund. TIMCO employs a quantitative equity management process that seeks to add value through stock selection. TIMCO manages a diversified portfolio that is structured to mirror the overall risk, sector weightings and style orientation (i.e., growth versus value) of the Russell 2500 Index. Implementing TIMCO's new strategy entailed a large, one-time turnover of The Inefficient-Market Fund's holdings in the third quarter.

TIMCO's stock selection process screens for a combination of attractive relative values and earnings growth. Our larger positions in the health care sector include Health Management Associates and Ornda Healthcorp, two companies in the hospital management group trading that, in our view, are at attractive discounts to their growth rates. In the consumer sector, our largest holdings include HFS (a leading hotel franchiser), Clear Channel Communications (an operator of local TV and radio stations), and Robert Mondavi (a California wine grower and distributor). In the technology sector, our largest positions include Cadence Designs (a leading producer of computer-aided design software) and International Rectifier (a company that specializes in the power semiconductor market). In the finance sector, we hold larger positions in American Bankers Insurance Group and Executive Risk, both of which are specialty insurance underwriters.


Investment Outlook

Positive earnings surprises provided a major impetus for the stock market's record highs in 1995. The weaker economic environment that exists now makes it unlikely that the stock market will repeat its performance in 1996. Against this somewhat cautious outlook, we believe lower interest rates should continue to provide the U.S. stock market with a degree of liquidity and support for values. In this expected environment of scarce earnings growth, we believe small-capitalization companies should generate above-average earnings growth and should perform well in 1996. We thank you for your investment in The Inefficient-Market Fund.

Sincerely,



/s/ Heath B. McLendon
Heath B. McLendon
Chairman and Chief Executive Officer

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1995
--------------------------------------------------------------------------------
   SHARES                               SECURITY                        VALUE
================================================================================
COMMON STOCKS -- 96.2%
Autos & Transportation -- 3.5%
    2,900   ABC Rail Products Corp.*                               $    64,162
    4,900   Bandag Corp.                                               265,212
    5,400   Comair Holdings Inc.                                       145,125
    7,000   Echlin Inc.                                                255,500
    4,800   Northwest Airlines Corp., Class A Shares*                  244,800
    7,600   TNT Freightways Corp.                                      152,950
    5,900   Trinity Industries Inc.                                    185,850
    7,000   Varity Corp.*                                              259,875
    7,100   Varlen Corp.                                               152,650
    1,900   Wisconsin Central Transportation Corp.*                    124,925
--------------------------------------------------------------------------------
                                                                     1,851,049
--------------------------------------------------------------------------------
Consumer Discretionary -- 16.8%
    7,500   Alberto Culver Co., Class B Shares                         257,812
    9,000   Apple South Inc.                                           193,500
    8,500   Boston Chicken Inc.*                                       273,062
   11,700   Callaway Golf Co.                                          264,712
   14,600   Carter-Wallace Inc.                                        166,075
    7,800   Claire's Stores Inc.                                       137,475
    7,200   Clear Channel Communications, Inc.*                        317,700
    4,700   Department 56 Inc.*                                        180,362
    3,800   Dollar General Corp.                                        78,850
    5,600   Eckerd Drugs Inc.*                                         249,900
   10,200   Federated Department Stores, Inc.*                         280,500
    6,200   Flightsafety International Inc.                            311,550
    9,900   General Nutrition Co.*                                     227,700
    7,200   Great Atlantic & Pacific Tea Company, Inc.                 165,600
    5,355   Harman International Industries, Inc.                      214,869
    6,600   Heritage Media Corp., Class A Shares*                      169,125
    4,600   HFS Inc.*                                                  376,050
    9,000   Infinity Broadcasting Co., Class A Shares*                 335,250
    6,100   Kohl's Corp.*                                              320,250
    8,100   La Quinta Inns Inc.                                        221,737
   12,000   Lee Enterprises, Inc.                                      276,000
    6,000   Leggett & Platt Inc.                                       145,500
    4,100   Liz Claiborne Inc.                                         113,775
    7,700   National Service Industries Inc.                           249,287
    3,600   New York Times Co., Class A Shares                         106,650
    7,000   Officemax Inc.*                                            156,625
    5,200   Omnicom Group, Inc.                                        193,700
    5,700   Papa John's International Inc.*                            234,769

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------
   SHARES                               SECURITY                        VALUE
================================================================================
Consumer Discretionary -- 16.8% (continued)
    5,700   Paycheck Inc.                                          $   284,287
    5,200   Players International Inc.*                                 55,575
    4,700   Pulitizer Publishing Co.                                   224,425
    6,600   Rite Aid Corp.                                             226,050
    2,900   Springs Industries Inc.                                    119,987
    4,900   St. John Knits Inc.                                        260,312
   10,500   Staples Inc.*                                              255,937
    6,400   Starbucks Corp.*                                           134,400
   12,500   Stop & Shop Cos. Inc.*                                     289,062
    3,000   Tandy Corp.                                                124,500
    2,500   Whirlpool Corp.                                            133,125
    9,800   Wolverine Worldwide Inc.                                   308,700
   16,300   Zale Corp.*                                                262,837
--------------------------------------------------------------------------------
                                                                     8,897,582
--------------------------------------------------------------------------------
Consumer Staples -- 2.8%
    6,200   Dole Food Inc.                                             217,000
    8,800   Hormel Foods Corp.                                         216,700
    7,900   Hudson Foods Inc.                                          136,275
    5,300   IBP Inc.                                                   267,650
    8,900   Robert Mondavi Corp., Class A Shares*                      245,862
    4,800   Ralcorp Holdings Inc.*                                     116,400
   11,900   Whitman Corp.                                              276,675
--------------------------------------------------------------------------------
                                                                     1,476,562
--------------------------------------------------------------------------------
Financial Services--- 16.8%
    6,000   Allied Group Inc.                                          216,000
    7,600   Allmerica Property & Casualty Cos., Inc.                   205,200
    8,700   American Bankers Insurance Group Inc.                      339,300
    7,300   American Re Corp.                                          298,387
   14,400   California Federal Bank, Class A Shares*                   226,800
    3,600   CMAC Investment Corp.                                      158,400
    3,700   Crestar Financial Corp.                                    218,763
    6,600   Dauphin Deposit Corp.                                      189,750
   10,100   Executive Risk Inc.                                        292,900
    2,700   Finvoa Group Inc.                                          130,275
      500   First Financial Bancorp                                     17,625
    6,900   First Michigan Bank Corp.                                  191,475
    7,800   First Securities Corp.                                     300,300
    5,600   First Tennessee National Corp.                             338,800
    8,400   Great Financial Corp.                                      197,400
    8,600   Green Tree Financial Corp.                                 226,825
    1,500   Integrated Financial Group                                  94,500

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------
   SHARES                               SECURITY                        VALUE
================================================================================
Financial Services -- 16.8% (continued)
    4,200   Leader Financial Corp.                                 $   156,975
    3,000   Magic Investment Corp.                                     162,750
    7,700   Marshall & Ilsley Corp.                                    200,200
    4,000   Mercantile Bancorp Inc.                                    184,000
    6,600   Mercantile Bankshares Co.                                  183,975
    8,250   Mercury Financial Corp.                                    109,313
    3,200   Mutual Risk Management Ltd.                                146,400
    2,200   Old Kent Financial Corp.                                    90,475
   11,800   Penncorp Financial Group, Inc.                             346,625
    6,700   Peoples Bank Bridgeport                                    127,300
    7,500   Protective Life Corp.                                      234,375
    6,400   Reinsurance Group of America                               234,400
    5,700   Reliance Bancorp Inc.                                       83,363
   12,500   Signet Banking Corp.                                       296,875
    4,600   Southern National Corp.                                    120,750
    4,400   Southtrust Corp.                                           112,750
   13,600   Sovereign Bancorp Inc.                                     137,700
    7,800   Standard Federal Bancorp                                   307,125
    3,900   Star Banc Corp.                                            232,050
    6,300   Sunamerica Inc.                                            299,250
    6,600   Tig Holdings Inc.                                          188,100
    2,300   Transatlantic Holdings, Inc.                               168,763
    2,700   UJB Financial Corp.                                         96,525
    9,100   Union Planters Corp.                                       290,063
    7,500   United Carolina Bancshares Inc.                            253,125
   12,200   Washington Mutual Inc.                                     352,275
    5,300   Zurich Reinsurance Centre Holdings, Inc.                   160,988
--------------------------------------------------------------------------------
                                                                     8,919,190
--------------------------------------------------------------------------------
Healthcare -- 9.7%
    7,100   American Medical Response, Inc.*                           230,750
   15,000   Biomet Inc.*                                               268,125
      800   Cordis Corp.*                                               80,400
   10,000   FHP International Corp.*                                   285,000
    3,300   Genzyme Corp.*                                             205,838
   16,200   Health Management Associates, Inc.*                        423,225
    6,600   Healthcare Compare Corp.*                                  287,100
    3,500   Healthsouth Rehabilitation Corp.*                          101,938
    9,400   Heart Technology Inc.*                                     309,025
    7,800   Lincare Holdings Inc.*                                     195,000
    7,100   Living Centers of America Inc.*                            248,500
    8,700   Mylan Laboratories Inc.                                    204,450
   13,800   Ornda Healthcorp*                                          320,850

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------
   SHARES                               SECURITY                        VALUE
================================================================================
Healthcare -- 9.7% (continued)
    1,500   Oxford Health Plans, Inc.*                             $   110,813
    2,100   Pacificare Health Systems Inc., Class B Shares*            182,700
    6,600   Physicians Health Services Inc.*                           244,200
    4,300   Renal Treatment Centers Inc.*                              189,200
    3,400   Sierra Health Services Inc.*                               107,950
    5,200   Stryker Corp.                                              273,000
   11,000   Sybron International Corp.*                                261,250
    9,300   Uromed Corp.*                                              119,738
    8,457   Value Health Inc.*                                         232,568
    5,300   Watson Pharamaceuticals Inc.*                              259,700
--------------------------------------------------------------------------------
                                                                     5,141,320
--------------------------------------------------------------------------------
Materials & Processing -- 12.0%
    3,200   ACX Technologies, Inc.*                                     48,400
    8,100   Airgas Inc.*                                               269,325
    9,000   Alumax Inc.*                                               275,625
    4,300   American Health Properties, Inc.                            92,450
    3,100   Aptargroup Inc.                                            115,863
    3,400   Avery Dennison Corp.                                       170,425
    9,500   Ball Corp.                                                 261,250
    9,000   BMC Industries Inc.                                        209,250
    8,200   Bowater Inc.                                               291,100
    3,200   Cabot Corp.                                                172,400
    7,900   Cali Realty Corp.                                          172,813
    2,600   Chesapeake Corp.                                            77,025
    8,000   Commerical Metal Co.                                       198,000
    6,000   Crompton & Knowles Corp.                                    79,500
    7,500   First Mississippi Corp.                                    198,750
    5,271   First Mississippi Gold Inc.*                               117,280
    5,600   Granite Construction Inc.                                  176,400
    3,400   Healthcare Investments Inc.                                119,425
    9,500   Homestake Mining Co.                                       148,438
    2,600   IMC Global Inc.                                            106,275
    4,800   Loctite Corp.                                              228,000
    8,400   Meditrust Corp.                                            292,950
    8,600   Medusa Corp.                                               227,900
    9,500   Merry Land & Investments Co., Inc.                         224,438
    2,900   Nationwide Health Properties Inc.                          121,800
    3,600   Nucor Corp.                                                205,650
    1,200   Owens - Corning Fiberglass Corp.*                           53,850
    6,800   Ply-Gem Industries, Inc.                                   110,500
    5,100   Potlatch Inc.                                              204,000
   10,400   Public Storage Inc.                                        197,600

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------
   SHARES                               SECURITY                        VALUE
================================================================================
Materials & Processing -- 12.0% (continued)
    9,000   Rouse Co.                                              $   183,375
   10,800   Security Capital Pacific Trust                             213,300
    9,600   Simon Property Group Inc.                                  234,000
    8,100   Storage U.S.A. Inc.                                        264,263
    4,700   Terra Industries Inc.                                       66,388
    6,500   Wolvervine Tube Inc.*                                      243,750
--------------------------------------------------------------------------------
                                                                     6,371,758
--------------------------------------------------------------------------------
Other Energy -- 3.7%
   10,000   Apache Corp.                                               295,000
    8,300   Camco International Corp.                                  232,400
   14,300   Ensco International Inc.*                                  328,900
    5,100   Louisiana Land & Exploration Co.                           218,663
    9,300   Noble Affiliates Inc.                                      277,838
    6,200   Smith International Inc.*                                  145,700
    6,100   Tidewater Inc.                                             192,150
   14,300   Union Texas Petroleum Holdings, Inc.                       277,063
--------------------------------------------------------------------------------
                                                                     1,967,714
--------------------------------------------------------------------------------
Producer Durables -- 7.8%
    9,300   Baldor Electric Co.                                        187,163
   10,200   Commerical Intertech Corp.                                 184,875
    7,100   Crane Co.                                                  261,813
    7,000   Danaher Corp.                                              222,250
    1,700   Duriron Company Inc.                                        39,737
   10,000   Harnischfeger Industries, Inc.                             332,500
    2,400   Harsco Corp.                                               139,500
    4,100   Idex Corp.                                                 167,075
    7,700   Measurex Corp.                                             217,525
    8,300   Millipore Corp.                                            341,338
    4,700   Parker - Hannifin Corp.                                    160,975
    9,800   Pulte Corp.                                                329,525
    9,800   Sanifll Inc.*                                              327,075
    6,400   Stewart and Stevenson Service Inc.                         161,600
    4,200   Sunstrand Corp.                                            295,575
   13,500   Thermo Fibertek Inc.*                                      305,437
    7,500   United Waste Systems Inc.*                                 279,375
    3,500   Watkins Johnson Co.                                        153,125
--------------------------------------------------------------------------------
                                                                     4,106,463
--------------------------------------------------------------------------------
Technology -- 13.8%
    4,000   ADC Telecommunications Inc.*                               146,000
    4,900   Adobe Systems Inc.                                         303,800

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------
   SHARES                               SECURITY                        VALUE
================================================================================
Technology -- 13.8% (continued)
    1,500   Alliance Semiconductor Corp.*                          $    17,437
   12,600   Amphenol Corp., Class A Shares*                            305,550
    9,600   Analog Devices Inc.*                                       339,600
    8,000   Andrew Corp.*                                              306,000
    4,100   Arrow Electronics Inc.*                                    176,812
    6,000   Atmel Corp.*                                               134,250
    7,500   Autodesk Inc.                                              256,875
    7,650   Bay Networks Inc.*                                         314,606
    3,100   Cabletron Systems Inc.*                                    251,100
    9,300   Cadence Design Systems Inc.*                               390,600
    4,200   Cidco Inc.*                                                107,100
    3,100   Cirrus Logic Inc.*                                          61,225
    4,800   Concord Efs Inc.*                                          202,800
    7,800   Credence Systems Corp.*                                    178,425
   19,100   Cypress Semiconductor Co.*                                 243,525
   13,900   EMC Corp.*                                                 213,712
    6,900   FSI International Inc.*                                    139,725
    9,200   Gateway 2000 Inc.*                                         225,400
    3,500   HBO & Co.                                                  268,187
    3,600   In Focus Systems Inc.*                                     130,050
   10,800   Informix Corp.*                                            324,000
    3,400   Intergated Device Technology Inc.*                          43,775
   13,400   International Rectifier Corp.*                             335,000
    4,700   Lam Research Corp.*                                        215,025
    2,100   LSI Logic Corp.*                                            68,775
    4,900   Microchip Technology Inc.*                                 178,850
    5,500   Read-Rite Corp.*                                           127,875
    3,600   Seagate Technology Inc.*                                   171,000
    7,600   Sungard Data Systems Inc.*                                 216,600
    7,500   Symbol Technologies Inc.*                                  296,250
    1,200   Tellabs Inc.*                                               44,400
    6,500   Tencor Instruments Co.*                                    158,437
    3,900   Threecom Corp.*                                            181,837
    1,700   U.S. Robotics Corp.*                                       149,175
    2,100   Vishay Intertechnology Inc.*                                66,150
--------------------------------------------------------------------------------
                                                                     7,289,928
--------------------------------------------------------------------------------
Utilities -- 9.3%
    4,700   Bay State Gas Co.                                          130,425
   10,100   Boston Edison Co.                                          297,950
    9,100   Brooklyn Union Gas Co.                                     266,175
    2,067   Castle & Cooke Inc.*                                        34,617
    5,300   Century Telephone Enterprises Inc.                         168,275

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------
   SHARES                               SECURITY                        VALUE
================================================================================
Utilities -- 9.3% (continued)
    7,800   Delmarva Power & Lighting Co.                          $   177,450
    6,700   El Paso Natural Gas Co.                                    190,112
    8,100   Illinova Corp.                                             243,000
   10,700   Kansas City Power & Lighting Co.                           279,538
    5,300   LG & E Energy Corp.                                        223,925
   12,600   MCN Corp.                                                  292,950
    7,300   Metricom Inc.*                                              99,462
    6,700   Nicor Inc.                                                 184,250
    4,400   Nipsco Industries, Inc.                                    168,300
    7,000   Panhandle Eastern Corp.                                    195,125
   11,500   Piedmont Natural Gas Co.                                   267,375
    5,100   Pinnacle West Capital Corp.                                146,625
    8,800   Portland General Corp.                                     256,300
    6,000   Public Service Co.                                         212,250
    7,600   Scana Corp.                                                217,550
    9,200   South Jersey Industries Inc.                               212,750
    5,700   Teco Energy Inc.                                           146,063
    6,700   Wisconsin Energy Corp.                                     205,188
    8,100   Worldcom Inc.*                                             285,525
--------------------------------------------------------------------------------
                                                                     4,901,180
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (Cost -- $47,319,499)               50,922,746
================================================================================
    FACE
   AMOUNT                               SECURITY                        VALUE
================================================================================
U.S. GOVERNMENT OBLIGATIONS -- 0.5%
 $ 20,000   U.S. Treasury Bill due 2/29/96                              19,980
   55,000   U.S. Treasury Bill due 6/27/96++                            53,490
  190,000   U.S. Treasury Bill due 6/13/96++                           185,541
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost -- $259,005)       259,011
================================================================================
REPURCHASE AGREEMENT -- 3.3%
1,777,000   Chemical Securities Inc., 5.79% due 1/2/96;
            Proceeds at maturity -- $1,778,145;
            (Fully collateralized by U.S. Treasury Notes,
            6.125% due 5/31/97; Market value -- 1,812,587)
            (Cost -- $1,777,000)                                     1,777,000
================================================================================
            TOTAL INVESTMENTS -- 100% (Cost -- $49,355,504)+       $52,958,757
================================================================================
  * Non-income producing security.
 ++ Security segregated by custodian for futures contracts commitments.
  + Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $49,355,504)                     $52,958,757
   Cash                                                                226,951
   Receivable for securities sold                                      668,528
   Receivable from broker                                                8,150
   Dividends and interest receivable                                    57,877
--------------------------------------------------------------------------------
   Total Assets                                                     53,920,263
--------------------------------------------------------------------------------
LIABILITIES:
   Realized gains distributions payable                                651,782
   Payable for securities purchased                                    544,334
   Income dividends payable                                             35,482
   Investment advisory fees payable                                     23,607
   Administration fees payable                                          22,255
   Accrued expenses and other liabilities                               96,974
--------------------------------------------------------------------------------
   Total Liabilities                                                 1,374,434
--------------------------------------------------------------------------------
Total Net Assets                                                   $52,545,829
================================================================================
NET ASSETS:
   Par value of capital shares                                     $     4,384
   Capital paid in excess of par value                              48,742,718
   Treasury stock, at cost (Note 5)                                   (614,298)
   Overdistributed net investment income                               (21,923)
   Accumulated net realized gain on security
   transactions and futures                                            827,098
   Net unrealized appreciation on investments and futures            3,607,850
--------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $12.15 a share on 4,324,950 shares of $0.001 par
   value outstanding; authorized 100,000,000 shares)               $52,545,829
================================================================================

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                       $   646,804
   Interest                                                            500,977
--------------------------------------------------------------------------------
   Total Investment Income                                           1,147,781
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                                            418,387
   Administration fees (Note 2)                                        139,463
   Custody                                                              31,007
   Shareholder and system servicing fees                                21,992
   Directors' fees                                                      21,991
   Shareholder communications                                           15,000
   Audit and legal                                                      13,195
   Other                                                                20,094
--------------------------------------------------------------------------------
   Total Expenses                                                      681,129
--------------------------------------------------------------------------------
Net Investment Income                                                  466,652
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES (NOTES 3 AND 6):
   Realized Gain From:
     Security transactions (excluding short-term securities)         9,360,625
     Futures contracts                                                 395,925
--------------------------------------------------------------------------------
   Net Realized Gain                                                 9,756,550
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments and Futures:
     Beginning of year                                               3,474,465
     End of year                                                     3,607,850
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             133,385
--------------------------------------------------------------------------------
Net Gain on Investments and Futures                                  9,889,935
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $10,356,587
================================================================================

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------
                                                         1995          1994
================================================================================
OPERATIONS:
   Net investment income                            $   466,652    $   228,974
   Net realized gain                                  9,756,550      2,260,846
   Increase (decrease) in net unrealized
     appreciation                                       133,385     (5,056,044)
--------------------------------------------------------------------------------
   Increase (Decrease) in
     Net Assets From Operations                      10,356,587     (2,566,224)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                               (460,174)      (228,845)
   Net realized gains                                (8,377,613)      (372,640)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                   (8,837,787)      (601,485)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   Treasury stock acquired (Note 5)                    (614,298)            --
--------------------------------------------------------------------------------
   Decrease in Net Assets
     From Fund Share Transactions                      (614,298)            --
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets                       904,502     (3,167,709)

NET ASSETS:
   Beginning of year                                 51,641,327     54,809,036
--------------------------------------------------------------------------------
   End of year*                                     $52,545,829    $51,641,327
================================================================================
* Includes undistributed (overdistributed)
  net investment income:                               $(21,923)          $701
================================================================================

                       See Notes to Financial Statements.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Inefficient-Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on the trade date; (b) securities traded on a national securities exchange or on the NASDAQ National Market System are valued at closing prices on such exchange or market; securities for which no sales prices are reported and securities traded on other over-the-counter markets are valued at the mean between the most recently quoted bid and asked prices; short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (c) short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $99 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (h) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH
        AFFILIATED PERSONS

     Travelers Investment Management Company ("TIMCO"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The Fund pays TIMCO a fee calculated at the annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), another subsidiary of SBH, acts as the Fund's administrator. SBMFM administers the Fund's corporate affairs subject to the supervision of the Fund's Board of Directors and bears the salaries and expenses of all its personnel and such other expenses incurred in the ordinary course of the Fund's business, other than those assumed by the Fund. As compensation for its services, the Fund pays SBMFM a fee calculated at the annual rate of 0.25% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     For the year ended December 31, 1995, Smith Barney Inc. ("SB"), also a subsidiary of SBH, was paid brokerage commissions of $32,635 by the Fund on agency portfolio transactions.

     All officers and three Directors of the Fund are employees of SB.

     3. INVESTMENTS

     For the year ended December 31, 1995, the total aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $83,575,563 and $83,210,474, respectively. At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to approximately $6,029,362, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to approximately $2,426,109 or a net unrealized appreciation of $3,603,253.

     4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires daily maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. CAPITAL SHARES

     On June 8, 1995, the Fund commenced a share repurchase plan. As of December 31, 1995, 59,050 shares had been repurchased.

     6. FUTURES CONTRACTS

     Initial margin deposits are made upon entering into futures contracts and are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     At December 31, 1995, the Fund had the following open futures contracts:

Futures contracts   Expiration     # of       Basic       Market     Unrealized
  purchased         Month/Year   Contracts    Value        Value     Gain (Loss)
================================================================================
MIDCAP 400             3/96         17     $1,863,956   $1,853,425    $(10,531)
Russell 2000           3/96          2        304,022      319,150      15,128
--------------------------------------------------------------------------------
                                                                      $  4,597
================================================================================

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year:

                                                    1995              1994              1993              1992              1991
====================================================================================================================================
Net Asset Value, Beginning of Year                 $11.78            $12.50            $11.49            $10.34             $9.32
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                              0.11              0.05              0.01              0.05              0.13
  Net realized and unrealized gain (loss)            2.31             (0.63)             1.01              1.15              1.82
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  2.42             (0.58)             1.02              1.20              1.95
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             (0.11)            (0.05)            (0.01)            (0.05)            (0.14)
  Net realized gains(1)                             (1.94)            (0.09)               --                --             (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (2.05)            (0.14)            (0.01)            (0.05)            (0.93)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $12.15            $11.78            $12.50            $11.49            $10.34
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        18.90%            (4.36)%            8.90%            11.71%            22.69%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $52,546           $51,641           $54,809           $50,374           $45,335
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                           1.22%             1.22%             1.24%             1.36%             1.28%
  Net investment income                              0.84              0.43              0.08              0.45              1.26
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            176.95%            44.80%            86.86%            45.67%            46.77%
------------------------------------------------------------------------------------------------------------------------------------
Market Price at End of Year                        $9.813            $9.500           $10.500            $9.875            $8.875
------------------------------------------------------------------------------------------------------------------------------------
Average commissions paid on
  equity security transactions(2)                  $0.050                --                --                --                --
====================================================================================================================================

(1) Includes short-term realized gains distributions which are considered ordinary income for Federal tax purposes.

(2) New SEC disclosure guidelines require that average commissions per share be calculated for the current year only.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Inefficient-Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Inefficient-Market Fund, Inc. as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Inefficient-Market Fund, Inc. as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



                                   /s/ KPMG Peat Marwick LLP


New York, New York
February 2, 1996

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each period:

                                                                            Dividend and
                    Price       Price at         NAV at       Premium(+)    Capital Gain
     Period         Range      Quarter-End     Quarter-End    Discount(-)   Distributions
==========================================================================================
   1990
1st Quarter*      $12 1/8-11        $11 5/8          $11.10           + 5%             --
2nd Quarter        11 5/8-9 7/8      11               11.40           - 4          $0.100
3rd Quarter        11 7/8-7 5/8       7 3/4            9.22           -16              --
4th Quarter             9-7           8 3/8            9.32           -10           0.270

   1991
1st Quarter        10 1/4-7 7/8       9 1/8           10.70           -15              --
2nd Quarter            10-8 7/8       9 3/8           10.61           -12           0.300
3rd Quarter         9 3/8-8 7/8       9 3/8           10.85           -14              --
4th Quarter         9 5/8-8 1/4       8 7/8           10.34           -14           0.632

   1992
1st Quarter        11 1/4-8 7/8      10 1/2           11.88           -12              --
2nd Quarter        10 7/8-9           9 1/4           10.65           -13           0.040
3rd Quarter         9 7/8-9 1/8       9 1/4           10.55           -12              --
4th Quarter        10 3/8-8 7/8       9 7/8           11.49           -14           0.010

   1993
1st Quarter        10 1/2-9 3/4      10               11.30           -12              --
2nd Quarter            10-9 1/4       9 5/8           11.29           -15           0.010
3rd Quarter        10 3/8-9 1/2      10 3/8           12.25           -15              --
4th Quarter        10 3/4-10 1/8     10 1/2           12.50           -16              --

   1994
1st Quarter        10 1/4-11         10 1/4           12.38           -17              --
2nd Quarter         9 1/2-10 1/8      9 1/2           11.78           -19              --
3rd Quarter         9 1/2-10          9 5/8           12.33           -22              --
4th Quarter             9-9 7/8       9 1/2           11.78           -19           0.140

   1995
1st Quarter         9 1/4-9 7/8       9 5/8           12.24           -21              --
2nd Quarter         9 3/4-10 3/8     10 1/8           12.99           -22              --
3rd Quarter        10 1/8-11 1/8     10 3/4           13.74           -22              --
4th Quarter         9 1/2-11 1/2      9 13/16         12.15           -19           2.050
==========================================================================================

* For the period from January 23, 1990 (commencement of operations) to March 31, 1990.


--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------
     The amount of long-term capital gains paid by the Fund to its shareholders for the fiscal year ended December 31, 1995, was $5,200,032.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

     On July 7, 1995 the annual meeting of the shareholders of the Fund was held for the purpose of voting on the following matters:

     1. To elect to the Board one class of directors consisting of three directors;

     2. To approve or disapprove the selection of KPMG Peat Marwick LLP as the independent auditors for the Fund; and

     3. To approve or disapprove a new investment advisory agreement between the Fund and Travelers Investment Management Company, a wholly-owned subsidiary of Smith Barney Holdings Inc., the parent company of the Fund's administrator, containing substantially the same terms and conditions, including the same level of fees, as the Fund's current investment advisory agreement.

          The results of the vote on Proposal 1 were as follows:

                                        % of                           % of
                                     Outstanding                    Outstanding
     Directors          Votes For   Shares Voted   Votes Against   Shares Voted
------------            ---------   ------------    -------------  ------------
Francis P. Martin       3,514,038      93.19%          256,833        6.81%
Bruce D. Sargent        3,517,848      93.29           253,023        6.71
Roderick C. Rasmussen   3,508,038      93.03           262,833        6.97

          The results of the vote on Proposal 2 were as follows:

                   % of                            % of                               % of
                Outstanding                     Outstanding                        Outstanding
 Votes For     Shares Voted    Votes Against   Shares Voted   Votes Abstaining    Shares Voted
 ---------     ------------    -------------   ------------    --------------     -------------
 3,659,110        97.04%          94,855          2.52%            16,906             0.44%

          The results of the vote on Proposal 3 were as follows:

                   % of                            % of                               % of
                Outstanding                     Outstanding                        Outstanding
 Votes For     Shares Voted    Votes Against   Shares Voted   Votes Abstaining    Shares Voted*
 ---------     ------------    -------------   ------------    --------------     -------------
 3,384,873        89.76%          183,008          4.85%           33,858             5.39%

* In addition, there are approximately 169,132 broker non-votes included in the amount abstaining.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Dividend Reinvestment Plan
--------------------------------------------------------------------------------

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), all distributions are automatically reinvested by First Data Investor Services Group, Inc. (formerly known as "The Shareholder Services Group, Inc."), as plan agent ("Plan Agent"), in additional shares of its Common Stock ("Common Shares") as provided below unless a stockholder elects to receive cash.

Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (i.e., in "street name") are reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee. Investors who own Common Shares registered in street name should consult their broker-dealer for details. All distributions to stockholders who do not participate in the Plan are paid by check mailed directly to the record holder by First Data Investor Services Group, Inc., as dividend disbursing agent.

If the Fund declares a distribution payable either in Common Shares or in cash, nonparticipants in the Plan receive cash, and Plan participants receive the equivalent in Common Shares valued in the following manner: whenever the market price is equal to or exceeds the net asset value per share at the time Common Shares are valued for the purpose of determining the number of Common Shares equivalent to the cash distribution, participants are issued Common Shares valued at the greater of (1) the net asset value most recently determined or (2) 95% of the then current market price of the Common Shares.

If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, or if the Fund declares a distribution payable only in cash, the Plan Agent buys Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. If, following the commencement of purchases and before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Common Shares, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the distribution had been paid in Common Shares issued by the Fund at net asset value. The Plan Agent applies all cash received as a distribution to purchase Common Shares on the open market as soon as practicable after the payment date of the distribution, but in no event later than 45 days after such date, except when necessary to comply with applicable provisions of the Federal securities laws.

The Inefficient-Market Fund, Inc.
--------------------------------------------------------------------------------
Dividend Reinvestment Plan (continued)
--------------------------------------------------------------------------------

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent which must be received at least ten business days prior to the distribution record date to become effective for that distribution. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the Plan Agent or participant. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole Fund shares credited to his or her account under the Plan are issued and a cash payment is made for any fraction of a Fund share credited to such account.

The automatic reinvestment of distributions does not relieve participants to any Federal income tax that may be payable on such distributions.

The Fund does not charge participants for reinvesting distributions. Any Plan Agent's fees for the handling of reinvestment of distributions under the Plan are paid by the Fund. There are no brokerage charges with respect to Common Shares issued directly by the Fund as a result of distributions payable either in stock or in cash. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend the Plan as applied to any distribution paid subsequent to written notice of the change sent to all stockholders of the Fund at least 90 days before the record date for the distribution. The Plan also may be terminated by the Fund or the Plan Agent by at least 30 days' written notice to all stockholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent at First Data Investor Services Group, Inc., P.O. Box 1376, Boston, MA 02104.

                                                                    SMITH BARNEY
                                                                    ------------
                                              A Member of Travelers Group [LOGO]

The Inefficient-
Market Fund, Inc.

Directors
Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
Bruce D. Sargent
John P. Toolan
C. Richard Youngdahl

Officers
Heath B. McLendon
Chief Executive Officer
Jessica M. Bibliowicz
President
Lewis E. Daidone
Senior Vice President
and Treasurer
Kent A. Kelley
Vice President
Sandip A. Bhagat
Vice President
Thomas M. Reynolds
Controller
Christina T. Sydor
Secretary

Investment Manager
Travelers Investment
Management Company

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 1376
Boston, MA 02104



This report is submitted for the general information of the shareholders of the The Inefficient-Market Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.



The Inefficient-
Market Fund, Inc.
388 Greenwich Street
New York, New York 10013

FD0849  2/96